Share-based payments (Tables)	6 Months Ended
Dec. 31, 2025
Share-based payments [Abstract]
Performance Rights Granted
Set out below are summaries of performance rights granted under the plan:

	Number of performance rights	Weighted average exercise price	Number of performance rights	Weighted average exercise price
	31-Dec-25	31-Dec-25	30-Jun-25	30-Jun-25

Outstanding at the beginning of the financial period	63,290,529	$0.24	33,882,163	$0.37
Granted	58,967,942	$0.14	63,081,077	$0.19
Vested	(32,911,441)	$0.23	(30,057,807)	$0.27
Lapsed	(12,681,185)	$0.24	(3,614,904)	$0.47

Outstanding at the end of the financial period	76,665,845	$0.16	63,290,529	$0.24

Shares Options Granted
Set out below are summaries of options granted under the plan:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	31-Dec-25	31-Dec-25	30-Jun-25	30-Jun-25

Outstanding at the beginning of the financial period	1,631,615	$0.19	2,938,803	$0.21
Expired	(1,631,615)	$0.19	(1,307,188)	$0.24

Outstanding at the end of the financial period	-		1,631,615